ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2015	2016

Employees and payroll accruals	$10,190	$7,668
Government authorities	1,850	2,929
Professional services accruals	3,171	1,812
Other accruals	3,587	3,549
Other overhead related expenses	1,592	991
Accrued restructuring charges (see note 16)	1,756	-
Hosting, software and web services accruals	497	433
Derivative liabilities	214	84

	$22,857	$17,466